UNAUDITED INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 378,000,000	€ 184,000,000
Trade receivables and other	451,000,000	474,000,000
Inventories	635,000,000	670,000,000
Other financial assets	22,000,000	22,000,000
Total current assets	1,486,000,000	1,350,000,000
Non-current assets
Property, plant and equipment	2,031,000,000	2,056,000,000
Goodwill	456,000,000	455,000,000
Intangible assets	68,000,000	70,000,000
Investments accounted for under the equity method	1,000,000	1,000,000
Deferred income tax assets	222,000,000	185,000,000
Trade receivables and other	74,000,000	60,000,000
Other financial assets	9,000,000	7,000,000
Total non-current assets	2,861,000,000	2,834,000,000
Total Assets	4,347,000,000	4,184,000,000
Current liabilities
Trade payables and other	1,003,000,000	999,000,000
Borrowings	102,000,000	201,000,000
Other financial liabilities	45,000,000	35,000,000
Income tax payable	20,000,000	14,000,000
Provisions	29,000,000	23,000,000
Total current liabilities	1,199,000,000	1,272,000,000
Non-current liabilities
Trade payables and other	19,000,000	21,000,000
Borrowings	2,434,000,000	2,160,000,000
Other financial liabilities	30,000,000	23,000,000
Pension and other post-employment benefit obligations	715,000,000	670,000,000
Provisions	99,000,000	99,000,000
Deferred income tax liabilities	25,000,000	24,000,000
Total non-current liabilities	3,322,000,000	2,997,000,000
Total Liabilities	4,521,000,000	4,269,000,000
Equity
Share capital	2,758,440.64	3,000,000
Share premium	420,000,000	420,000,000
Retained deficit and other reserves	(609,000,000)	(519,000,000)
Equity attributable to equity holders of Constellium	(186,000,000)	(96,000,000)
Non controlling interests	12,000,000	11,000,000
Total Equity	(174,000,000)	(85,000,000)
Total Equity and Liabilities	€ 4,347,000,000	€ 4,184,000,000